SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Of calculation of basic and diluted (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Ordinary Shares
Interest Income				$ 414,479	$ 30,338	$ 676,375		$ 744,021
Net (Loss) Income	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	(11,284,061)	$ (9,894)	$ (234,600)	$ (1,531,192)
Denominator:
Earnings/Basic and Diluted Ordinary Shares	$ (0.07)	$ (0.40)	$ 0.21	$ (0.22)		$ (0.19)	$ (0.26)	$ (0.63)
Redeemable Ordinary Shares
Numerator: Earnings allocable to Redeemable Ordinary Shares
Interest Income				$ 414,479	30,338	$ 676,375		$ 744,021
Net Earnings					$ 30,338	$ 676,375
Net Earnings				$ 414,479				$ 744,021
Denominator:
Weighted average shares outstanding of ordinary shares				13,800,000	13,800,000	13,800,000		13,800,000
Earnings/Basic and Diluted Ordinary Shares				$ 0.03		$ 0.05		$ 0.05
Non-Redeemable Ordinary Shares
Numerator: Earnings allocable to Redeemable Ordinary Shares
Net (Loss) Income				$ (378,919)	$ (11,284,061)	$ (9,894)		$ (1,531,192)
Net Earnings				(414,479)				(744,021)
Redeemable Net Earnings					(30,338)	(676,375)
Non-Redeemable Net Loss				$ (793,398)				$ (2,275,213)
Net Income (Loss) Available to Common Stockholders, Basic, Total					$ (11,314,399)	$ (686,269)
Denominator:
Weighted average shares outstanding of ordinary shares				3,600,000	3,600,000	3,600,000		3,600,000
Earnings/Basic and Diluted Ordinary Shares				$ (0.22)	$ (3.14)	$ (0.19)		$ (0.63)